CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows (used in) from operating activities
Net income (loss)	$ 7,018	$ (13,601)
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization	2,333	2,019
Share-based compensation	4,713	2,261
Loss on sale of assets	11	0
Unrealized foreign exchange (gain) loss	(11,586)	340
Income tax expense	764	172
Finance (income) expense, net	(3,512)	65
Changes in non-cash working capital items:
Trade and other receivables	(8,878)	(12,319)
Prepaids and deposits	225	(4,243)
Contract costs	(5,602)	(2,469)
Trade and other payables	4,434	7,566
Employee benefit obligations	259	331
Deferred revenue	12,698	16,876
Income taxes paid	(589)	(252)
Cash from (used in) operating activities	2,288	(3,254)
Cash flows used in investing activities
Purchase of property and equipment	(1,081)	(1,145)
Acquisition of business, net of cash acquired	(1,071)	0
Cash used in investing activities	(2,152)	(1,145)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	159	95
Repayment of lease obligations	(1,405)	(1,338)
Interest received	2,110	404
Proceeds from exercise of stock options	172	1,032
Proceeds from share issuance under employee share purchase plan	636	244
Payments of contingent consideration from acquisitions	(93)	0
Repayment of borrowings	0	(15)
Cash from financing activities	1,579	422
Net change in cash and cash equivalents during the year	1,715	(3,977)
Effect of foreign exchange on cash and cash equivalents	(745)	(358)
Cash and cash equivalents, beginning of the year	215,323	219,658
Cash and cash equivalents, end of the year	$ 216,293	$ 215,323